Financial Reporting by Business Segments - Segments Internal Financial Reports (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 245,183	$ 253,229	$ 467,296	$ 492,144
Depreciation and amortization	29,054	30,254	61,063	62,688
Operating income (loss)	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies		109		109
Other gains and (losses), net	53		47
Income before income taxes and discontinued operations	14,584	20,287	2,062	30,763
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	245,183	253,229	467,296	492,144
Depreciation and amortization	29,054	30,254	61,063	62,688
Operating income (loss)	28,903	31,608	26,659	53,292
Operating Segments [Member] | Hospitality [Member]
Segment Reporting Information [Line Items]
Revenue	222,831	233,047	432,412	459,095
Depreciation and amortization	25,528	26,347	52,329	54,883
Operating income (loss)	38,026	46,423	61,434	86,459
Operating Segments [Member] | Opry and Attractions [Member]
Segment Reporting Information [Line Items]
Revenue	22,352	20,182	34,884	33,049
Depreciation and amortization	1,319	1,278	2,685	2,563
Operating income (loss)	6,404	4,829	6,284	5,654
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	2,207	2,629	6,049	5,242
Operating income (loss)	(8,843)	(15,889)	(19,351)	(31,508)
Operating Segments [Member] | Real Estate Investment Trust Conversion Costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(5,420)	(3,375)	(20,412)	(6,428)
Operating Segments [Member] | Casualty Loss [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(17)	(372)	(49)	(546)
Operating Segments [Member] | Preopening Costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)		(8)		(339)
Operating Segments [Member] | Impairment and Other Charges (Non-REIT Conversion Costs) [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (1,247)		$ (1,247)